Short-term debt (Tables)	12 Months Ended
Jun. 30, 2025
Short-term debt.
Schedule of short-term debt

		2025	2024
			Reclassified*
for the year ended 30 June	Note	Rm	Rm
Short-term debt		666	566
Short-term portion of
long-term debt¹	13	14 091	13 160
lease liabilities	14	2 183	2 264
		16 940	15 990

*Prior year numbers have been reclassified on adoption of the amendments to IAS 1, refer to note 1.

1	At 30 June 2025, the short-term portion of long-term debt mainly relates to the convertible bond.